Employee Benefit Plan, Summary of Accounting Policy (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP-43-1301883-004 [ASSP]
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Allowance for Credit Loss	$ 0	$ 0